Subsequent Events (Details) (USD $)	0 Months Ended	7 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended			0 Months Ended		0 Months Ended					0 Months Ended							1 Months Ended								9 Months Ended	6 Months Ended				0 Months Ended			7 Months Ended	0 Months Ended
	Sep. 19, 2013	Dec. 31, 2013	Apr. 29, 2014 Subsequent Event	Feb. 14, 2014 Subsequent Event	Jun. 30, 2014 Subsequent Event	Apr. 29, 2014 Subsequent Event	Feb. 11, 2014 Subsequent Event	Apr. 29, 2014 Senior Secured First Lien Revolving Credit Facility [Member] Subsequent Event	Feb. 11, 2014 RCAP Holdings, LLC Subsequent Event	Feb. 11, 2014 RCS Holdings, LLC Subsequent Event program	Dec. 23, 2013 Common Class A	Jun. 13, 2013 Common Class A	Dec. 31, 2013 Common Class A	Dec. 31, 2012 Common Class A	Jun. 17, 2014 Common Class A Subsequent Event	Jun. 10, 2014 Common Class A Subsequent Event	Mar. 20, 2014 Common Class A Subsequent Event	Apr. 29, 2014 Common Class A Subsequent Event	Apr. 28, 2014 LTIP Units Subsequent Event	Apr. 29, 2014 Convertible Preferred Stock Subsequent Event	Apr. 29, 2014 Luxor Capital Group, LP Subsequent Event	Feb. 14, 2014 Incentive Fee Benchmark One Manager Subsequent Event	Feb. 14, 2014 Incentive Fee Benchmark Two Manager Subsequent Event	Jul. 21, 2014 Letter of Credit Backstop Letter of Credit Subsequent Event	Apr. 29, 2014 Convertible Debt Cetera Financial Group Subsequent Event	Apr. 29, 2014 Senior Secured Second Lien Term Loan Secured Debt Barclays Bank PLC and Bank of America Cetera Financial Group Subsequent Event	Apr. 29, 2014 Senior Secured First Lien Term Loan Secured Debt Barclays Bank PLC and Bank of America Cetera Financial Group Subsequent Event	Apr. 29, 2014 Conversion Price One Subsequent Event	Apr. 29, 2014 Conversion Price Two Subsequent Event	Sep. 30, 2013 OPP Award	Jun. 30, 2014 OPP Award Subsequent Event	Sep. 25, 2014 RCAP Equity Plan Common Class A Subsequent Event	Feb. 19, 2014 RCAP Equity Plan Common Class A Subsequent Event	Jun. 10, 2014 Stock Purchase Program Common Class A Subsequent Event	Jun. 10, 2014 Over-Allotment Option Common Class A Subsequent Event	Jun. 18, 2014 Over-Allotment Option Common Class A Subsequent Event	Jun. 18, 2014 Private Placement Common Class A Subsequent Event	Dec. 31, 2013 Common Stock Common Class A	Jun. 10, 2014 Common Stock Private Placement Common Class A Subsequent Event	Jun. 10, 2014 Voting Power [Member] RCAP Equity, LLC Common Class A RCAP Holdings, LLC Subsequent Event
Subsequent Event [Line Items]
Convertible notes, face value																									$ 120,000,000	$ 150,000,000	$ 575,000,000
Secured Debt, commitment								25,000,000
Long-term line of credit		6,000,000																						1,100,000
Convertible notes payable						1,000
Convertible conversion price																		$ 21.18										$ 20.26	$ 50.65
Shares issued upon conversion, convertible preferred stock						14,657,980
Preferred dividend rate																				7.00%
Preferred dividend rate, noncash																				8.00%
Conversion Price Ratio			2.5
Preferred dividend discount rate																		2.00%
Trading days threshold			30 days
Convertible, threshold shares traded, value																													$ 10,000,000
Debt term			2 years
Par value, in dollars per share																				$ 18.42
Affiliate ownership percentage																					19.46%
Noncontrolling interest, ownership percentage by noncontrolling owners																					15.00%
Operating subsidiary units exchanged under the exchange agreement									23,999,999
Class A shares received under the Exchange Agreement									23,999,999
Common stock, par value (in dollars per share)													$ 0.001	$ 0
Number of shares available for grant																																6,070,221	2,649,999	4,000,000
Options outstanding																																2,366,703
Class A Operating Subsidiary Units Contributed to RCS Holdings							26,499,999
Class A RCS Holdings Units received by the Company							26,499,999
Class A Operating Subsidiary Units contributed to RCS Holdings							3,975,000
RCS Holdings LTIP Units Contributed to RCS Capital Management from RCS Holdings							1,325,000
Authorized classes of equity										3
Distributions on RCS Holdings Class A Units Entitled to RCS Holdings LTIP Units							10.00%
LTIP units earned																			310,947
LTIP units forfeited																			1,014,053
Management fee				10.00%
Incentive fee																						20.00%
Percentage fee																							8.00%
Issuance of common stock, shares																19,000,000																						2,500,000	2,469,136
Vesting percentage																														33.30%	33.30%
LTIP vested period conversion threshold					30 days
Options, grants in period, gross																																			3,600,000
Common stock, shares issued (in shares)													13,764,929	0																						870,248
Share Price (in dollars per share)																																					$ 20.25
Voting rights held by related party																																								68.97%
Cash dividend declared per common share	$ 0.18	$ 0.54									$ 0.18	$ 0.18			$ 0.18		$ 0.18